SHAREHOLDERS' EQUITY (Schedule of Stock Option Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	53.90%		58.10%	58.00%
Expected volatility, maximum	61.60%		63.30%	65.00%
Expected dividends	0.00%		0.00%	0.00%
Risk free rate, minimum	1.50%		1.70%	0.20%
Risk free rate, maximum	1.90%		2.10%	2.60%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months		5 years 9 months 18 days	1 year 7 months 6 days
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	7 years 1 month 6 days		6 years 1 month 6 days	6 years 2 months 12 days
Non-Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		[1]	62.00%	65.00%
Expected dividends		[1]	0.00%	0.00%
Risk free rate, minimum		[1]	1.80%	0.86%
Risk free rate, maximum			2.03%	2.45%
Non-Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		[1]	6 years 3 months 18 days	6 years
Non-Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			6 years 10 months 24 days	10 years

[1]	(*) In 2015 there were no grants to non-employees.